Share Capital and Employee Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options
The following table summarizes changes in stock options for the years ended December 31,:

	Stock Options Outstanding
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2021	279.0	$21.38
Granted	191.6	22.95
Exercised	(79.5)	15.12
Expired	(4.3)	41.62
Forfeited	(9.8)	31.32
As at December 31, 2022	377.0	$23.01
Granted	167.1	21.18
Expired	(14.4)	23.61
Forfeited	(16.5)	25.39
As at December 31, 2023	513.2	$22.32

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the Company's stock options outstanding at December 31, 2023:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2023	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Outstanding as at December 31, 2023	Weighted Average Exercise Price CAD$
$17.53 - $23.03	446.4	5.4	$21.13	159.1	$19.70
$23.04 - $28.54	21.1	2.9	$26.54	21.1	$26.54
$28.55 - $34.04	38.8	4.9	$30.07	25.9	$30.70
$34.05 - $39.48	6.9	3.9	$39.48	6.9	$39.48
	513.2	5.3	$22.32	213.0	$22.35

Disclosure of assumptions used in determining fair value of options granted
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31,:

	2023	2022
Expected life (years)	4.5	4.5
Expected volatility	30.1%	44.3%
Expected dividend yield	2.7%	2.7%
Risk-free interest rate	3.8%	3.4%
Weighted average exercise price (CAD$)	$21.18	$22.95
Weighted average fair value (CAD$)	$6.01	$7.69

Disclosure of dividends
The Company declared the following dividends for the years ended December 31, 2023 and 2022:

Declaration date	Record date	Dividend per common share
February 21, 2024 (1)	March 4, 2024	$0.10
November 7, 2023	November 20, 2023	$0.10
August 9, 2023	August 21, 2023	$0.10
March 23, 2023	April 14, 20023	$0.10
February 22, 2023	March 6, 2023	$0.10
November 9, 2022	November 21, 2022	$0.10
August 10, 2022	August 22, 2022	$0.11
May 11, 2022	May 24, 2022	$0.12
February 23, 2022	March 7, 2022	$0.12
(1)These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.

PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
The following table summarizes changes in PSUs for the years ended December 31, 2023 and 2022:

PSU	Number Outstanding	Fair Value
As at December 31, 2021	217.6	$5.5
Granted	150.5	$2.4
Paid out	(80.1)	$(0.8)
Change in value	—	$(2.3)
As at December 31, 2022	288.0	$4.8
Granted	534.9	$8.7
Paid out	(66.0)	$—
Change in value	—	$(1.0)
As at December 31, 2023	756.9	$12.5

RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
The following table summarizes changes in RSUs for the years ended December 31, 2023 and 2022:

RSU	Number Outstanding	Fair Value
As at December 31, 2021	426.4	$10.7
Granted	341.1	$5.6
Paid out	(198.4)	$(3.4)
Forfeited	(17.3)	$(0.3)
Change in value	—	$(3.5)
As at December 31, 2022	551.8	$9.1
Granted	516.2	$8.4
Paid out	(237.3)	$(3.9)
Forfeited	(25.7)	$(0.4)
Change in value	—	$(0.1)
As at December 31, 2023	805.0	$13.1